Investments and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Offsetting Assets and Liabilities [Table Text Block]

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$3,396	$2,503	$1,045	$(152)	$759	$134

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,528)	$(1,895)	$(177)	$(456)	$(541)	$(92)

As of December 31, 2011

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$4,239	$3,094	$2,331	$(1,186)	$744	$401

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,446)	$(1,395)	$(538)	$(513)	$(716)	$(335)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Condensed Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

[4]	Excludes exchange-traded futures which are settled daily.

Investment Income

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Fixed maturities [1]	$3,352	$3,382	$3,478
Equity securities, AFS	37	36	53
Mortgage loans	337	281	260
Policy loans	119	131	132
Limited partnerships and other alternative investments	196	243	216
Other investments [2]	297	305	330
Investment expenses	(111)	(115)	(115)
Total securities AFS and other	4,227	4,263	4,354
Equity securities, trading	4,364	(1,345)	(1,012)
Total net investment income (loss)	$8,591	$2,918	$3,342

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Gross gains on sales	$821	$687	$832
Gross losses on sales	(440)	(384)	(522)
Net OTTI losses recognized in earnings [1]	(349)	(174)	(434)
Valuation allowances on mortgage loans	14	24	(154)
Japanese fixed annuity contract hedges, net [2]	(36)	3	27
Periodic net coupon settlements on credit derivatives/Japan	(10)	(10)	(17)
Results of variable annuity hedge program
GMWB derivatives, net	519	(397)	89
U.S. macro hedge program	(340)	(216)	(445)
Total U.S. program	179	(613)	(356)
International program	(1,467)	691	23
Total results of variable annuity hedge program	(1,288)	78	(333)
Other, net [3]	544	(450)	10
Net realized capital gains (losses)	$(744)	$(226)	$(591)
[1] Includes $177 of intent-to-sell impairments relating to the sales of the Retirement Plans and Individual Life businesses.
[2] Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).
[3] Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Sales of Available-for-sale Securities

	For the years ended December 31,
	2012	2011	2010
Fixed maturities, AFS
Sale proceeds	$41,442	$36,956	$46,482
Gross gains	845	617	706
Gross losses	(416)	(381)	(452)
Equity securities, AFS
Sale proceeds	$295	$239	$325
Gross gains	34	59	24
Gross losses	(20)	—	(16)

Other-Than-Temporary Impairment Losses

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Balance as of beginning of period	$(1,676)	$(2,072)	$(2,200)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(28)	(56)	(211)
Securities previously impaired	(20)	(69)	(161)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	700	505	468
Securities due to an increase in expected cash flows	11	16	32
Balance as of end of period	$(1,013)	$(1,676)	$(2,072)
[1] These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities

	December 31, 2012					December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]
ABS	$2,883	$63	$(183)	$2,763	$(4)	$3,430	$55	$(332)	$3,153	$(7)
CDOs [2]	3,170	60	(159)	3,040	(14)	2,819	16	(348)	2,487	(44)
CMBS	6,083	417	(179)	6,321	(11)	7,192	271	(512)	6,951	(31)
Corporate [2]	39,694	4,631	(276)	44,049	(19)	41,161	3,661	(739)	44,011	—
Foreign govt./govt. agencies	3,985	191	(40)	4,136	—	2,030	141	(10)	2,161	—
Municipal	13,001	1,379	(19)	14,361	—	12,557	775	(72)	13,260	—
RMBS	7,318	295	(133)	7,480	(32)	5,961	252	(456)	5,757	(105)
U.S. Treasuries	3,613	175	(16)	3,772	—	3,828	203	(2)	4,029	—
Total fixed maturities, AFS	79,747	7,211	(1,005)	85,922	(80)	78,978	5,374	(2,471)	81,809	(187)
Equity securities, AFS	866	81	(57)	890	—	1,056	68	(203)	921	—
Total AFS securities [3]	$80,613	$7,292	$(1,062)	$86,812	$(80)	$80,034	$5,442	$(2,674)	$82,730	$(187)
[1] Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.
[2] Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
[3] Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.

Contractual Maturity

	December 31, 2012
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,689	$1,710
Over one year through five years	14,664	15,556
Over five years through ten years	15,542	17,038
Over ten years	28,398	32,014
Subtotal	60,293	66,318
Mortgage-backed and asset-backed securities	19,454	19,604
Total fixed maturities, AFS [1]	$79,747	$85,922
[1] Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.

Securities Unrealized Loss Aging

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$163	$161	$(2)	$886	$705	$(181)	$1,049	$866	$(183)
CDOs [1]	5	4	(1)	2,567	2,389	(158)	2,572	2,393	(159)
CMBS	339	322	(17)	1,248	1,086	(162)	1,587	1,408	(179)
Corporate	1,261	1,218	(43)	1,823	1,590	(233)	3,084	2,808	(276)
Foreign govt./govt. agencies	1,380	1,343	(37)	20	17	(3)	1,400	1,360	(40)
Municipal	271	265	(6)	157	144	(13)	428	409	(19)
RMBS	910	908	(2)	869	738	(131)	1,779	1,646	(133)
U.S. Treasuries	583	567	(16)	—	—	—	583	567	(16)
Total fixed maturities, AFS	4,912	4,788	(124)	7,570	6,669	(881)	12,482	11,457	(1,005)
Equity securities, AFS	69	67	(2)	280	225	(55)	349	292	(57)
Total securities in an unrealized loss	$4,981	$4,855	$(126)	$7,850	$6,894	$(936)	$12,831	$11,749	$(1,062)

	December 31, 2011
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$629	$594	$(35)	$1,169	$872	$(297)	$1,798	$1,466	$(332)
CDOs [1]	81	59	(22)	2,709	2,383	(326)	2,790	2,442	(348)
CMBS	1,297	1,194	(103)	2,144	1,735	(409)	3,441	2,929	(512)
Corporate	4,388	4,219	(169)	3,268	2,627	(570)	7,656	6,846	(739)
Foreign govt./govt. agencies	218	212	(6)	51	47	(4)	269	259	(10)
Municipal	299	294	(5)	627	560	(67)	926	854	(72)
RMBS	415	330	(85)	1,206	835	(371)	1,621	1,165	(456)
U.S. Treasuries	343	341	(2)	—	—	—	343	341	(2)
Total fixed maturities, AFS	7,670	7,243	(427)	11,174	9,059	(2,044)	18,844	16,302	(2,471)
Equity securities, AFS	167	138	(29)	439	265	(174)	606	403	(203)
Total securities in an unrealized loss	$7,837	$7,381	$(456)	$11,613	$9,324	$(2,218)	$19,450	$16,705	$(2,674)
[1] Unrealized losses exclude the change in fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in fair value are recorded in net realized capital gains (losses).

Mortgage Loans

	December 31, 2012			December 31, 2011
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Commercial	$6,779	$(68)	$6,711	$5,830	$(102)	$5,728
Total mortgage loans [2]	$6,779	$(68)	$6,711	$5,830	$(102)	$5,728
[1] Amortized cost represents carrying value prior to valuation allowances, if any.
[2] Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.

Valuation Allowance for Mortgage Loans

	For the years ended December 31,
	2012	2011	2010
Balance as of January 1	$(102)	$(155)	$(366)
(Additions)/Reversals	14	(26)	(157)
Deductions	20	79	368
Balance as of December 31	$(68)	$(102)	$(155)

Commercial Mortgage Loans Credit Quality

Commercial Mortgage Loans Credit Quality
	December 31, 2012		December 31, 2011
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$253	0.95x	$707	1.45x
65% - 80%	2,220	2.12x	2,384	1.60x
Less than 65%	4,238	2.40x	2,637	2.40x
Total commercial mortgage loans	$6,711	2.24x	$5,728	1.94x

Mortgage Loans by Region

Mortgage Loans by Region
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$145	2.2%	$94	1.6%
Middle Atlantic	477	7.1%	508	8.9%
Mountain	99	1.5%	125	2.2%
New England	350	5.2%	294	5.1%
Pacific	1,978	29.5%	1,690	29.5%
South Atlantic	1,378	20.5%	1,149	20.1%
West North Central	16	0.2%	30	0.5%
West South Central	398	5.9%	224	3.9%
Other [1]	1,870	27.9%	1,614	28.2%
Total mortgage loans	$6,711	100.0%	$5,728	100.0%
[1] Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type

Mortgage Loans by Property Type
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$142	2.1%	$249	4.3%
Industrial	2,079	30.9%	1,747	30.5%
Lodging	81	1.2%	93	1.6%
Multifamily	1,200	17.9%	1,070	18.7%
Office	1,510	22.5%	1,078	18.8%
Retail	1,460	21.8%	1,234	21.5%
Other	239	3.6%	257	4.6%
Total mortgage loans	$6,711	100.0%	$5,728	100.0%

Variable Interest Entities Primary Beneficiary

	December 31, 2012			December 31, 2011
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$89	$88	$7	$491	$471	$29
Investment funds [4]	163	—	162	—	—	—
Limited partnerships	6	1	5	7	—	7
Total	$258	$89	$174	$498	$471	$36
[1] Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2] The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.
[3] Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.
[4] Total assets included in fixed maturities, FVO in the Company's Consolidated Balance Sheets.

GMWB reinsurance contracts

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Customized swaps	$7,787	$8,389	$238	$385
Equity swaps, options, and futures	5,130	5,320	267	498
Interest rate swaps and futures	5,705	2,697	67	11
Total	$18,622	$16,406	$572	$894

Derivative Classification by Balance Sheet Location

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Cash flow hedges
Interest rate swaps	$6,063	$8,652	$271	$329	$271	$329	$—	$—
Foreign currency swaps	163	291	(17)	6	3	30	(20)	(24)
Total cash flow hedges	6,226	8,943	254	335	274	359	(20)	(24)
Fair value hedges
Interest rate swaps	753	1,007	(55)	(78)	—	—	(55)	(78)
Foreign currency swaps	40	677	16	(39)	16	63	—	(102)
Total fair value hedges	793	1,684	(39)	(117)	16	63	(55)	(180)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, caps, floors, and futures	17,117	10,144	(497)	(583)	556	531	(1,053)	(1,114)
Foreign exchange contracts
Foreign currency swaps and forwards	355	380	(16)	(12)	5	6	(21)	(18)
Japan 3Win foreign currency swaps	1,816	2,054	(127)	184	—	184	(127)	—
Japanese fixed annuity hedging instruments	1,652	1,945	224	514	228	540	(4)	(26)
Credit contracts
Credit derivatives that purchase credit protection	1,823	1,721	(8)	36	5	56	(13)	(20)
Credit derivatives that assume credit risk [1]	2,745	2,952	(29)	(648)	19	2	(48)	(650)
Credit derivatives in offsetting positions	9,497	8,189	(32)	(57)	94	164	(126)	(221)
Equity contracts
Equity index swaps and options	994	1,501	47	27	57	40	(10)	(13)
Variable annuity hedge program
U.S. GMWB product derivative [2]	28,868	34,569	(1,249)	(2,538)	—	—	(1,249)	(2,538)
U.S. GMWB reinsurance contracts	5,773	7,193	191	443	191	443	—	—
U.S. GMWB hedging instruments	18,622	16,406	572	894	743	1,022	(171)	(128)
U.S. macro hedge program	7,442	6,819	286	357	356	357	(70)	—
International program product derivatives [2]	2,454	2,710	(48)	(71)	—	—	(48)	(71)
International program hedging instruments	63,085	33,726	169	750	1,020	887	(851)	(137)
Other
Contingent capital facility put option	500	500	23	28	23	28	—	—
Total non-qualifying strategies	162,743	130,809	(494)	(676)	3,297	4,260	(3,791)	(4,936)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$169,762	$141,436	$(279)	$(458)	$3,587	$4,682	$(3,866)	$(5,140)
Balance Sheet Location
Fixed maturities, available-for-sale	$703	$703	$(32)	$(72)	$—	$—	$(32)	$(72)
Other investments	54,504	60,227	1,045	2,331	1,581	3,165	(536)	(834)
Other liabilities	77,384	35,944	(177)	(538)	1,815	1,074	(1,992)	(1,612)
Consumer notes	26	35	(2)	(4)	—	—	(2)	(4)
Reinsurance recoverables	5,773	7,193	191	443	191	443	—	—
Other policyholder funds and benefits payable	31,372	37,334	(1,304)	(2,618)	—	—	(1,304)	(2,618)
Total derivatives	$169,762	$141,436	$(279)	$(458)	$3,587	$4,682	$(3,866)	$(5,140)
[1] The derivative instruments related to this strategy are held for other investment purposes.
[2] These derivatives are embedded within liabilities and are not held for risk management purposes.

Derivatives in Cash Flow Hedging Relationships

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains(Losses) Recognized in Income on Derivative (Ineffective Portion)
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$120	$337	$294	$—	$(4)	$2
Foreign currency swaps	(31)	(3)	8	—	—	(1)
Total	$89	$334	$302	$—	$(4)	$1

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	Location	2012	2011	2010
Interest rate swaps	Net realized capital gain/(loss)	$90	$9	$18
Interest rate swaps	Net investment income	140	126	94
Foreign currency swaps	Net realized capital gain/(loss)	(6)	(3)	(7)
Total		$224	$132	$105

Derivatives in Fair Value Hedging Relationships

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2012		2011		2010
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(3)	$(3)	$(73)	$70	$(43)	$36
Benefits, losses and loss adjustment expenses	—	—	(1)	—	(1)	3
Foreign currency swaps
Net realized capital gains (losses)	(7)	7	(1)	1	8	(8)
Benefits, losses and loss adjustment expenses	(6)	6	(22)	22	(12)	12
Total	$(16)	$10	$(96)	$93	$(48)	$43

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Gain or loss recognized in income on non-qualifying strategies

Non-qualifying Strategies
Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2012	2011	2010
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$21	$(22)	$45
Foreign exchange contracts
Foreign currency swaps and forwards	19	3	(1)
Japan 3Win foreign currency swaps [1]	(300)	31	215
Japanese fixed annuity hedging instruments [2]	(178)	109	385
Credit contracts
Credit derivatives that purchase credit protection	(64)	(10)	(23)
Credit derivatives that assume credit risk	293	(174)	196
Equity contracts
Equity index swaps and options	(39)	(89)	5
Variable annuity hedge program
U.S. GMWB product derivative	1,430	(780)	486
U.S. GMWB reinsurance contracts	(280)	131	(102)
U.S. GMWB hedging instruments	(631)	252	(295)
U.S. macro hedge program	(340)	(216)	(445)
International program product derivatives	42	(13)	2
International program hedging instruments	(1,509)	704	21
Other
Contingent capital facility put option	(6)	(5)	(6)
Total	$(1,542)	$(79)	$483

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011 and 2010, respectively.

Credit Derivatives Description

As of December 31, 2012
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$2,321	$7	3 years	Corporate Credit/ Foreign Gov.	A	$1,367	$(26)
Below investment grade risk exposure	145	(1)	1 year	Corporate Credit	B+	145	(3)
Basket credit default swaps [4]
Investment grade risk exposure	3,978	7	3 years	Corporate Credit	BBB+	2,712	(13)
Investment grade risk exposure	330	(17)	4 years	CMBS Credit	A	330	17
Below investment grade risk exposure	195	(46)	4 years	CMBS Credit	B+	195	46
Embedded credit derivatives
Investment grade risk exposure	525	478	4 years	Corporate Credit	BBB-	—	—
Total	$7,494	$428				$4,749	$21

December 31, 2011
				Unifying Refernced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,628	$(34)	3 years	Corporate Credit/ Foreign Gov.	A+	$1,424	$(15)
Below investment grade risk exposure	170	(7)	2 years	Corporate Credit	BB-	144	(5)
Basket credit default swaps [4]
Investment grade risk exposure	3,645	(92)	3 years	Corporate Credit	BBB+	2,001	29
Investment grade risk exposure	525	(98)	5 years	CMBS Credit	BBB+	525	98
Below investment grade risk exposure	553	(509)	3 years	Corporate Credit	BBB+	—	—
Embedded credit derivatives
Investment grade risk exposure	25	24	3 years	Corporate Credit	BBB-	—	—
Below investment grade risk exposure	500	411	5 years	Corporate Credit	BB+	—	—
Total	$7,046	$(305)				$4,094	$107

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $4.5 billion and $4.2 billion as of December 31, 2012 and December 31, 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012, The Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $553 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Classification and Carrying Amount of Loaned Securities and Derivative Instruments Collateral Pledged

	December 31, 2012	December 31, 2011
Fixed maturities, AFS	$663	$1,086
Short-term investments	208	199
Total collateral pledged	$871	$1,285

U.S. [Member]
Derivative [Line Items]
Macro hedge program

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Equity futures	$—	$59	$—	$—
Equity options	7,442	6,760	286	357
Total	$7,442	$6,819	$286	$357

International [Member]
Derivative [Line Items]
Macro hedge program

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Credit derivatives	$350	$—	$28	$—
Currency forwards [1]	9,327	8,622	(87)	446
Currency options	10,342	7,357	(24)	127
Equity futures	2,332	3,835	—	—
Equity options	3,952	1,565	47	74
Equity swaps	2,617	392	(12)	(8)
Customized swaps	899	—	(11)	—
Interest rate futures	634	739	—	—
Interest rate swaps and swaptions	32,632	11,216	228	111
Total	$63,085	$33,726	$169	$750

[1]
As of December 31, 2012 and December 31, 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.